EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Sharebased Payments Expense [Table Text Block]
	December 31,	December 31,	December 31,
	2016	2015	2014
Employees and directors share-based payments	$273,000 $	102,000	$81,000
Stock issued for services	-	99,000	120,000
	$273,000 $	201,000	$201,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
December 31,
2016
Exercise multiple	$1.21
Expected term	4 years
Expected volatility	90.40%
Expected dividend yield	0%
Risk free interest rate	1.23%
Fair Value	$0.78

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted Average
			Remaining	Aggregated
	Options	Weighted Average	Contractual Life	Intrinsic
	Outstanding	Exercise Price	(Years)	Value
Outstanding at January 1, 2016	-	$-	-
Granted	2,712,000	1.21
Exercised	-
Canceled	426,000	1.21
Outstanding at December 31, 2016	2,286,000	$1.21	4.40	$0
Vested and expected to be vested as of December 31, 2016	2,057,400	$1.21	4.40	$0
Options exercisable as of December 31, 2016 (vested)	0	N/A	N/A	N/A